Intangible assets	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Intangible assets

Note 5. Intangible assets

Accounting policy

Capitalization of development expenses

In accordance with IAS 38 Intangible Assets, development expenses are recorded as intangible assets only if all the following criteria are met:

•	technical feasibility necessary for the completion of the development project;

•	intention on our part to complete the project and to utilize it;

•	capacity to utilize the intangible asset;

•	proof of the probability of future economic benefits associated with the asset;

•	availability of the technical, financial, and other resources for completing the project; and

•	reliable evaluation of the development expenses.

Other intangible assets

The other intangible assets we acquired with definite useful lives are recognized at cost less accumulated amortization and impairment. Amortization expense is recorded on a straight-line basis over the estimated useful lives of the intangible assets, in the line Research and Development expenses or Selling, general and administrative expenses of the Consolidated Statement of Operations, depending on the use of the related asset.

The estimated useful lives are as follows:

•	Software: from 1 year to 3 years;

•	Patents: amortized from acquisition until legal protection expires, maximum of 20 years.

Details of intangible assets

	Software and Patents	Assets under construction	Total
Net book value as of January 1, 2015	1,246	—	1,246

Change in scope	—	—	—
Additions to intangible assets	97	—	97
Depreciation expense	(174)	—	(174)
Translation adjustments	(127)	—	(127)

Net book value as of December 31, 2015	1,041	—	1,041

Gross value at end of period	2,194	—	2,194
Accumulated depreciation and impairment at end of period	(1,153)	—	(1,153)
Net book value as of January 1, 2016	1,041	—	1,041

Additions to intangible assets	212	439	652
Disposal of intangible assets	(74)	—	(74)
Depreciation expense	(226)	—	(226)
Translation adjustments	(28)	(21)	(49)

Net book value as of December 31, 2016	924	419	1,343

Gross value at end of period	2,256	419	2,675
Accumulated depreciation and impairment at end of period	(1,332)	—	(1,332)
Net book value as of January 1, 2017	924	419	1,343

Additions to intangible assets	6	135	141
Depreciation expense	(231)	—	(231)
Translation adjustments	112	66	178

Net book value as of December 31, 2017	811	619	1,431

Gross value at end of period	2,571	517	3,190
Accumulated depreciation and impairment at end of period	(1,759)	—	(1,759)

Intangible assets mainly consist of electroporation technology patents acquired in 2011. The 2016 and 2017 additions in intangible assets under construction corresponds to the internal development of existing technology.